Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents (i) compensation paid to our CEO, individually, and (ii) average compensation paid to our non-CEO named executive officers, collectively—in comparison to the financial performance measures presented below.

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compen- sation Table Total for CEO ($)	Compen- sation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Total Unitholder Return (TUR) (3)	Peer Group TUR (3)	Net Income/ (Loss) ('000s $)(4)	Adjusted Distribu- tion Coverage Ratio (5)
2023	7,532,821	9,664,408	2,249,892	2,793,784	109.24	165.61	273,663	2.1010 : 1
2022	6,660,881	7,262,999	1,919,341	2,095,586	85.05	130.86	222,747	2.1802 : 1
2021	6,261,736	6,784,746	1,882,088	2,031,207	76.30	99.96	38,225	2.0356 : 1
2020	4,160,453	3,871,296	1,489,355	1,364,853	62.78	71.31	(198,983)	1.3400 : 1

Named Executive Officers, Footnote	For all years presented, our CEO was Bradley C. Barron and the non-CEO named executive officers were Thomas R. Shoaf, Mary Rose Brown, Amy L. Perry and Daniel S. Oliver.
Peer Group Issuers, Footnote	The peer group represented in "Peer Group TUR" above is the Alerian MLP Index (Peer Group), which is the peer group that we use in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K. An investment of $100 (with reinvestment of all dividends) is assumed to have been made in our common units and the Peer Group on December 31, 2019, and its relative performance is tracked through the end of each of the fiscal years presented.
PEO Total Compensation Amount	$ 7,532,821	$ 6,660,881	$ 6,261,736	$ 4,160,453
PEO Actually Paid Compensation Amount	$ 9,664,408	7,262,999	6,784,746	3,871,296
Adjustment To PEO Compensation, Footnote	We have made adjustments to the Summary Compensation Table totals—as prescribed by Item 402(v)(2)(iii) of Regulation S-K—to calculate the amounts disclosed above as "compensation actually paid." These adjustments are disclosed in the table following footnote (5) below under the caption, "Footnote (2) continued: Adjustments to Determine Compensation Actually Paid."
The following table discloses adjustments to the Summary Compensation Table totals to calculate the amount disclosed above as "compensation actually paid" for the fiscal year 2023.

Compensation Actually Paid — Fiscal Year 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table (SCT) Total Compensation FY 2023	7,532,821	2,249,892
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	278,143	109,985
Increase for Service Cost for Pension Plans	139,119	61,271
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(3,432,398)	(795,918)
Increase for fair value of equity awards granted during 2023 that remained unvested as of 2023 year-end, determined as of 2023 year-end	3,663,839	849,585
Increase based on change in fair value during 2023 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2023 year-end	896,297	190,294
Increase based on fair value of equity awards granted during 2023 that vested during 2023, determined as of vesting date	—	—
Increase based on change in fair value of equity awards granted in prior years that vested in 2023, measured from the end of 2022 to the vesting date	190,080	42,891
Deduction of fair value, measured at end of 2022, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2023	—	—
Increase for dollar value of distributions paid on equity awards during 2023 prior to the vesting date	396,507	85,784
Increase based on incremental fair value for any options modified during 2023	—	—
Compensation Actually Paid FY 2023	9,664,408	2,793,784

Non-PEO NEO Average Total Compensation Amount	$ 2,249,892	1,919,341	1,882,088	1,489,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,793,784	2,095,586	2,031,207	1,364,853
Adjustment to Non-PEO NEO Compensation Footnote	We have made adjustments to the Summary Compensation Table totals—as prescribed by Item 402(v)(2)(iii) of Regulation S-K—to calculate the amounts disclosed above as "compensation actually paid." These adjustments are disclosed in the table following footnote (5) below under the caption, "Footnote (2) continued: Adjustments to Determine Compensation Actually Paid."
The following table discloses adjustments to the Summary Compensation Table totals to calculate the amount disclosed above as "compensation actually paid" for the fiscal year 2023.

Compensation Actually Paid — Fiscal Year 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table (SCT) Total Compensation FY 2023	7,532,821	2,249,892
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	278,143	109,985
Increase for Service Cost for Pension Plans	139,119	61,271
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(3,432,398)	(795,918)
Increase for fair value of equity awards granted during 2023 that remained unvested as of 2023 year-end, determined as of 2023 year-end	3,663,839	849,585
Increase based on change in fair value during 2023 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2023 year-end	896,297	190,294
Increase based on fair value of equity awards granted during 2023 that vested during 2023, determined as of vesting date	—	—
Increase based on change in fair value of equity awards granted in prior years that vested in 2023, measured from the end of 2022 to the vesting date	190,080	42,891
Deduction of fair value, measured at end of 2022, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2023	—	—
Increase for dollar value of distributions paid on equity awards during 2023 prior to the vesting date	396,507	85,784
Increase based on incremental fair value for any options modified during 2023	—	—
Compensation Actually Paid FY 2023	9,664,408	2,793,784

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Cumulative TUR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income/(Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Adjusted DCR
Total Shareholder Return Vs Peer Group	Cumulative TUR vs Peer Group TUR
Tabular List, Table	The following table lists the "most important financial measures" (within the meaning of Item 402(v)(6) of Regulation S-K) and other measures that we use to link compensation actually paid to company performance. These measures are more fully described in this proxy statement in "Compensation Discussion and Analysis," and we hereby incorporate by reference into this section our disclosures regarding the measures listed below that are contained in "Compensation Discussion and Analysis—Elements of Executive Compensation—Bonus Awards" and "Compensation Discussion and Analysis—Elements of Executive Compensation—Long-Term Incentive Awards—Performance Awards."

Performance Measures
Total unitholder return (TUR) - used for Performance Awards
Adjusted distribution coverage ratio (DCR) - used for Performance Awards
Adjusted EBITDA compared to budget - used for Bonus Awards
Adjusted distributable cash flow (DCF) compared to budget - used for Bonus Awards
HSE/ESG performance - used for Bonus Awards
Adjusted operating and general administrative expense compared to budget - used for Bonus Awards

Total Shareholder Return Amount	$ 109.24	85.05	76.30	62.78
Peer Group Total Shareholder Return Amount	165.61	130.86	99.96	71.31
Net Income (Loss)	$ 273,663,000	$ 222,747,000	$ 38,225,000	$ (198,983,000)
Company Selected Measure Amount	2.1010	2.1802	2.0356	1.3400
PEO Name	Bradley C. Barron	Bradley C. Barron	Bradley C. Barron	Bradley C. Barron
Measure:: 1
Pay vs Performance Disclosure
Name	Total unitholder return (TUR)
Non-GAAP Measure Description	Total unitholder return (TUR) - used for Performance Awards
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted distribution coverage ratio (DCR)
Non-GAAP Measure Description	Adjusted distribution coverage ratio (DCR) - used for Performance Awards
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA compared to budget
Non-GAAP Measure Description	Adjusted EBITDA compared to budget - used for Bonus Awards
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted distributable cash flow (DCF) compared to budget
Non-GAAP Measure Description	Adjusted distributable cash flow (DCF) compared to budget - used for Bonus Awards
Measure:: 5
Pay vs Performance Disclosure
Name	HSE/ESG performance
Non-GAAP Measure Description	HSE/ESG performance - used for Bonus Awards
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted operating and general administrative expense compared to budget
Non-GAAP Measure Description	Adjusted operating and general administrative expense compared to budget - used for Bonus Awards
PEO | Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 278,143
PEO | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,119
PEO | Increase for Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction for amounts reported under the "Equity Awards" column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,432,398)
PEO | Increase for fair value of equity awards granted during 2023 that remained unvested as of 2023 year-end, determined as of 2023 year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,663,839
PEO | Increase based on change in fair value during 2023 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2023 year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	896,297
PEO | Increase based on fair value of equity awards granted during 2023 that vested during 2023, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on change in fair value of equity awards granted in prior years that vested in 2023, measured from the end of 2022 to the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,080
PEO | Deduction of fair value, measured at end of 2022, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase for dollar value of distributions paid on equity awards during 2023 prior to the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,507
PEO | Increase based on incremental fair value for any options modified during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,985
Non-PEO NEO | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,271
Non-PEO NEO | Increase for Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for amounts reported under the "Equity Awards" column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(795,918)
Non-PEO NEO | Increase for fair value of equity awards granted during 2023 that remained unvested as of 2023 year-end, determined as of 2023 year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	849,585
Non-PEO NEO | Increase based on change in fair value during 2023 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2023 year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,294
Non-PEO NEO | Increase based on fair value of equity awards granted during 2023 that vested during 2023, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on change in fair value of equity awards granted in prior years that vested in 2023, measured from the end of 2022 to the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,891
Non-PEO NEO | Deduction of fair value, measured at end of 2022, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase for dollar value of distributions paid on equity awards during 2023 prior to the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,784
Non-PEO NEO | Increase based on incremental fair value for any options modified during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0